CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowances (in dollars)	$ 224	$ 233
Accounts payable (in dollars)	20,381	6,443
Accrued expenses and other payables (in dollars)	31,108	14,408
Deferred revenue (in dollars)	7,441	4,476
Income tax payable (in dollars)	1,506	64
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	2,000,000,000	2,000,000,000
Ordinary shares, shares issued		211,383,000
Ordinary shares, shares outstanding		211,383,000
Treasury stock, shares	18,267,684
Variable Interest Entity
Accounts payable (in dollars)	19,522	6,441
Accrued expenses and other payables (in dollars)	24,999	12,770
Deferred revenue (in dollars)	6,632	4,476
Income tax payable (in dollars)	1,506	34
Series C Preferred Stock [Member]
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001
Convertible redeemable preferred stock, shares authorized	215,959,520	215,959,520
Convertible redeemable preferred stock, shares issuance price (in dollars per share)	$ 0.223	$ 0.223
Convertible redeemable preferred stock, shares issued		128,048,440
Convertible redeemable preferred stock, shares outstanding		128,048,440
Convertible redeemable preferred stock, liquidation value (in dollars)		26,713
Series D Preferred Stock [Member]
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001
Convertible redeemable preferred stock, shares authorized	434,204,890	434,204,890
Convertible redeemable preferred stock, shares issuance price (in dollars per share)	$ 0.993	$ 0.993
Convertible redeemable preferred stock, shares issued		434,204,890
Convertible redeemable preferred stock, shares outstanding		434,204,890
Convertible redeemable preferred stock, liquidation value (in dollars)		403,854
Series A Preferred Stock [Member]
Convertible preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	100,000,000	100,000,000
Convertible preferred stock, shares issued		85,100,000
Convertible preferred stock, shares outstanding		85,100,000
Convertible preferred stock, liquidation value (in dollars)		85
Series B Preferred Stock [Member]
Convertible preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	100,000,000	100,000,000
Convertible preferred stock, shares issued		81,501,540
Convertible preferred stock, shares outstanding		81,501,540
Convertible preferred stock, liquidation value (in dollars)		$ 82
Common Class A [Member]
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	3,000,000,000	3,000,000,000
Ordinary shares, shares issued	770,912,350
Ordinary shares, shares outstanding	770,912,350
Common Class B [Member]
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	398,763,450
Ordinary shares, shares outstanding	398,763,450